Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Consolidated income statements [Abstract]
Revenue	$ 221,452	$ 225,265
Other operating income	26,439	28,414
Raw materials and consumables used	(2,913)	(4,420)
Employee benefit expenses	(5,316)	(5,097)
Depreciation, amortization, and impairment charges	(75,736)	(74,624)
Other operating expenses	(60,573)	(66,194)
Operating profit	103,353	103,344
Financial income	286	296
Financial expense	(101,503)	(100,067)
Net exchange differences	866	(180)
Other financial income/(expense), net	1,062	(1,660)
Financial expense, net	(99,289)	(101,611)
Share of profit/(loss) of associates carried under the equity method	1,823	1,407
Profit/(loss) before income tax	5,887	3,140
Income tax	(9,577)	(4,650)
Profit/(loss) for the period	(3,690)	(1,510)
Loss/(profit) attributable to non-controlling interests	(5,267)	(3,254)
Profit/(loss) for the period attributable to the Company	$ (8,957)	$ (4,764)
Weighted average number of ordinary shares outstanding (in shares)	100,217	100,217
Basic and diluted earnings per share (in dollars per share)	$ (0.09)	$ (0.05)